UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [    ]   Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Flippin, Bruce & Porter, Inc.

Address:  800 Main Street
2nd Floor
Lynchburg, VA 24504

13F File Number:  28-1905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Teresa L. Sanderson
Title:  Chief Compliance Officer
Phone: (434) 845-4900
Signature, Place, and Date of Signing:
Teresa L. Sanderson  Lynchburg, Virginia  May 7, 2010

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  838,744


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLACUSIP        (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALTRIA GROUP INC                COM         02209S103           257     12500SH     Sole                      11800            700
AMERICAN ELEC PWR               COM         025537101           571     16700SH     Sole                      16700
AMERICAN EXPRESS                COM         025816109           293      7100SH     Sole                       7100
AMGEN INC                       COM         031162100         15993    267274SH     Sole                     261374           5900
AT&T INC COM                    COM         00206R102           209      8100SH     Sole                       7600            500
AUTOMATIC DATA PROCESS          COM         053015103           262      5900SH     Sole                       5900
AVERY DENNISON                  COM         053611109         16150    443572SH     Sole                     433622           9950
AVON PRODS INC                  COM         054303102         11597    342400SH     Sole                     334300           8100
BANK OF AMERICA                 COM         060505104           569     31849SH     Sole                      31849
BB&T CORP                       COM         054937107           283      8731SH     Sole                       8731
BEST BUY INC                    COM         086516101           444     10429SH     Sole                      10429
BLOCK H & R INC                 COM         093671105          8976    504278SH     Sole                     492178          12100
BP PLC SPONSORED ADR            COM         055622104           892     15624SH     Sole                      15624
CHEVRON CORP NEW                COM         166764100          8826    116388SH     Sole                     113863           2525
CISCO SYS INC                   COM         17275R102         18111    695759SH     Sole                     675609          20150
CITIGROUP INC                   COM         172967101           117     28801SH     Sole                      28801
COCA COLA CO                    COM         191216100           578     10517SH     Sole                      10517
COMERICA INC                    COM         200340107         21607    568009SH     Sole                     554709          13300
COMPUTER SCIENCES               COM         205363104         24136    442939SH     Sole                     431539          11400
CONOCOPHILLIPS                  COM         20825C104           755     14750SH     Sole                      14750
CVS CAREMARK CORP COM           COM         126650100         17597    481320SH     Sole                     467870          13450
DELL INC                        COM         24702R101         26026   1732777SH     Sole                    1692277          40500
DEVON ENERGY CORP NEW           COM         25179M103         24808    385037SH     Sole                     376337           8700
DOMINION RES VA NEW             COM         25746U109           212      5150SH     Sole                       5150
DU PONT E I DE NEMOURS          COM         263534109          1220     32750SH     Sole                      32750
DUKE ENERGY CORP NEW COM        COM         26441C105           511     31300SH     Sole                      31300
EXXON MOBIL CORP                COM         30231G102          2038     30426SH     Sole                      29226           1200
FEDEX CORP                      COM         31428X106         17398    186273SH     Sole                     182423           3850
FIRST AMERN CORP CALIF COM      COM         318522307         14610    431724SH     Sole                     422424           9300
FLEXTRONICS INTL LTD ORD        COM         Y2573F102         18623   2375397SH     Sole                    2317362          58035
GANNETT INC                     COM         364730101           188     11400SH     Sole                       8400           3000
GENERAL ELEC CO                 COM         369604103         18364   1009015SH     Sole                     983965          25050
HEWLETT-PACKARD CO              COM         428236103         20134    378814SH     Sole                     367714          11100
HOME DEPOT INC                  COM         437076102         21864    675859SH     Sole                     661559          14300
INGERSOLL-RAND PLC SHS          COM         g47791101         22108    634020SH     Sole                     620220          13800
INTL BUSINESS MACHINES          COM         459200101         25194    196448SH     Sole                     190648           5800
J P MORGAN CHASE & CO           COM         46625H100         27423    612802SH     Sole                     594702          18100
JOHNSON & JOHNSON               COM         478160104         24317    372966SH     Sole                     362466          10500
KB HOME                         COM         48666K109         12975    774633SH     Sole                     755933          18700
KIMBERLY CLARK                  COM         494368103         16978    270006SH     Sole                     263006           7000
KOHLS CORP                      COM         500255104          9136    166774SH     Sole                     161274           5500
KRAFT FOODS INC CL A            COM         50075N104           311     10278SH     Sole                      10278
LILLY ELI & CO                  COM         532457108           350      9666SH     Sole                       9666
LINCOLN NATL CORP               COM         534187109         18143    590969SH     Sole                     577169          13800
LOCKHEED MARTIN                 COM         539830109         18304    219952SH     Sole                     215052           4900
MACYS INC COM                   COM         55616P104         21549    989840SH     Sole                     965240          24600
MARATHON OIL CORP               COM         565849106           663     20953SH     Sole                      15953           5000
MASCO CORP                      COM         574599106         15696   1011344SH     Sole                     986744          24600
MCGRAW HILL COS                 COM         580645109         25173    706110SH     Sole                     694660          11450
MERCK & CO INC NEW COM          COM         58933y105         13223    354034SH     Sole                     341334          12700
MICROSOFT CORP                  COM         594918104         18372    627284SH     Sole                     610734          16550
PFIZER INC                      COM         717081103         20870   1216921SH     Sole                    1187521          29400
PHILIP MORRIS INTL INC COM      COM         718172109          2026     38846SH     Sole                      35146           3700
PIONEER NAT RES CO COM          COM         723787107         21905    388946SH     Sole                     381046           7900
PROCTER & GAMBLE                COM         742718109           639     10100SH     Sole                      10100
ROYAL DUTCH SHELL PLC-ADR A     COM         780259206         15921    275160SH     Sole                     269910           5250
RPM INC OHIO                    COM         749685103           296     13850SH     Sole                      13850
SEALED AIR CORP NEW             COM         81211K100         25994   1233098SH     Sole                    1202398          30700
SUPERVALU INC                   COM         868536103         25319   1517917SH     Sole                    1481517          36400
SYSCO CORP                      COM         871829107         10145    343904SH     Sole                     334804           9100
TRAVELERS COMPANIES COM         COM         89417E109         29629    549297SH     Sole                     533697          15600
UNITED TECHNOLOGIES             COM         913017109           229      3113SH     Sole                       3113
VERIZON COMMUNICATIONS          COM         92343V104          2353     75859SH     Sole                      68059           7800
WAL MART STORES                 COM         931142103         24412    439068SH     Sole                     429268           9800
WALGREEN CO                     COM         931422109         21798    587696SH     Sole                     573296          14400
WELLPOINT INC                   COM         94973V107         12813    199016SH     Sole                     194816           4200
WELLS FARGO COMPANY             COM         949746101           563     18091SH     Sole                      18091
WESTERN UN CO COM               COM         959802109          8400    495275SH     Sole                     483175          12100
WILLIS GROUP HOLDINGS PUBLIC L  COM         G96666105         22758    727330SH     Sole                     711030          16300
WYNDHAM WORLDWIDE CORP COM      COM         98310W108          8493    330065SH     Sole                     326065           4000
LORD ABBET INCT TR INCOME FD C              543916308            47     16999SH     Sole                      16999
COLUMN TOTALS                                                838744  27367492                              26694732       0 672760